Note 1 - Organization and Principal Activities (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Precious Metal Trading Right [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,295,740
Strategic Consulting Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Technical Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Agreement Fee, As A Percentage of VIE's Income Before Tax	30.00%
Operating Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Agreement Fee, As A Percentage of VIE's Income Before Tax	40.00%
Variable Interest Entity, Primary Beneficiary [Member] | Securities Consulting License And Related Trademarks [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Finite-Lived Intangible Assets, Net	5,012,884
Variable Interest Entity, Primary Beneficiary [Member] | Completed Technology [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Finite-Lived Intangible Assets, Net	47,608
Variable Interest Entity, Primary Beneficiary [Member] | Customer Relationships [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Finite-Lived Intangible Assets, Net	1,188,530
Variable Interest Entity, Primary Beneficiary [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Variable Interest Entity, Assets, Collateral for VIE Obligations	0
Strategic Consulting Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Term of Agreement	20 years
Technical Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Term of Agreement	10 years
Operating Support Services Agreement [Member]
Note 1 - Organization and Principal Activities (Details) [Line Items]
Term of Agreement	10 years